Convertible Bonds - Accounting Convertible Bonds (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 01, 2023 USD ($)	Nov. 30, 2020 USD ($) D $ / shares	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2024 USD ($) D $ / shares shares	Dec. 31, 2024 CNY (¥) D	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Convertible Bonds
Class A ordinary shares, par value | $ / shares				$ 0.000005					$ 0.000005
Interest expenses | ¥						¥ 1,268,792
Basic earnings per share | ¥ / shares						¥ 0.25
Diluted earnings per share | ¥ / shares						¥ 0.17
Class A ordinary shares, issued | shares				5,568,585,848				5,568,585,848	5,503,491,148	5,503,491,148
Convertible Debt
Convertible Bonds
Principal amount			$ 1,000,000
Coupon Rate			0.00%
Debt instrument purchasers over-allotment option			$ 125,000
Principal amount per conversion rate			$ 1,000
Initial conversion rate (ADS per US$1,000 principal amount)			23.468
Initial conversion price (per ADS) | $ / shares			$ 42.61
Effective interest rate				0.53%				0.53%
Gross proceeds from the issuance of the Notes				$ 1,000,000
Debt issuance costs				15,680
Principal amount of the liability				$ 91,558
Class A ordinary shares, issued | shares				8,594,700				8,594,700
Convertible Debt | Redemption one
Convertible Bonds
Class A ordinary shares, par value | $ / shares				$ 0.000005
Trading days | D				20	20
Consecutive trading day | D				30	30
Percentage of conversion price				130.00%	130.00%
Convertible Debt | Redemption two
Convertible Bonds
Principal amount				$ 1,000
Trading days | D				5	5
Consecutive trading day | D				10	10
Percentage of conversion price				98.00%	98.00%
2025 Convertible Bonds
Convertible Bonds
Principal amount		$ 2,000,000
Coupon Rate		0.00%
Debt instrument purchasers over-allotment option		$ 250,000
Principal amount per conversion rate		$ 1,000
Initial conversion rate (ADS per US$1,000 principal amount)		5.2459
Initial conversion price (per ADS) | $ / shares		$ 190.63
Effective interest rate				0.34%				0.34%
Gross proceeds from the issuance of the Notes				$ 2,000,000
Debt issuance costs				$ 20,607
2025 Convertible Bonds | Redemption one
Convertible Bonds
Class A ordinary shares, par value | $ / shares		$ 0.000005
Trading days | D		20		20	20
Consecutive trading day | D		30		30	30
Percentage of conversion price		130.00%		130.00%	130.00%
2025 Convertible Bonds | Redemption two
Convertible Bonds
Principal amount		$ 1,000
Trading days | D		5
Consecutive trading day | D		10
Percentage of conversion price		98.00%
Accounting for Convertible Bonds
Convertible Bonds
Principal amount of the liability				$ 738,634					$ 830,205
Net carrying amount of the liability				$ 727,412				¥ 5,309,597		¥ 5,880,093
Amortization of the discount | ¥					¥ 0	¥ 43,987	¥ 51,655
Repayments of principal amount	$ 1,261,366